Restructuring and Other Costs (Income), Net	12 Months Ended
Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Other Costs (Income), Net [Text Block]

Note 14.	Restructuring and Other Costs (Income), Net
Restructuring and other costs in 2016 included continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the closure and consolidation of operations within several facilities in the U.S., Europe and Asia; third-party acquisition transaction and integration costs primarily associated with the acquisitions of FEI and Affymetrix; sales of inventories revalued at the date of acquisition; costs to conform the accounting policies of FEI and Affymetrix with the company's accounting policies; costs to achieve synergies related to acquisitions, including severance and abandoned facility costs; and net charges for environmental and litigation-related matters. These charges were partially offset by gains on sales of assets. In 2016, severance actions associated with facility consolidations and cost reduction measures affected less than 3% of the company’s workforce.
Restructuring and other costs in 2015 primarily included continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the closure and consolidation of operations within several facilities in the U.S., Europe and Asia; charges associated with product liability litigation and litigation at acquired businesses; impairment of acquired technology in development; and third-party acquisition transaction and integration costs related to recent acquisitions. These charges were partially offset by gains on the sale of a small product line and real estate, and, to a lesser extent, changes in estimates of contingent consideration. In 2015, severance actions associated with facility consolidations and cost reduction measures affected approximately 2% of the company’s workforce.
Restructuring and other costs (income) in 2014 primarily included the gains on sale of the company’s sera and media, gene modulation and magnetic beads businesses and the sale of the Cole-Parmer business, and to a lesser extent gains on the sale of real estate, offset in part by sales of inventories revalued at the date of acquisition, cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition, third-party acquisition transaction and integration costs, severance obligations payable to former Life Technologies’ executives and employees, charges to conform the accounting policies of Life Technologies with the company’s accounting policies and, to a lesser extent, continuing charges for headcount reductions and facility consolidations in an effort to streamline operations, including the closure and consolidation of operations within several facilities in the U.S., Europe and Asia. In 2014, severance actions associated with facility consolidations and cost reduction measures affected approximately 3% of the company’s workforce. The company also incurred charges for pension settlements in 2014.
As of February 28, 2017, the company has identified restructuring actions that will result in additional charges of approximately $85 million, primarily in 2017 which will be recorded when specified criteria are met, such as communication of benefit arrangements and abandonment of leased facilities.
2016
During 2016, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$31.2	$36.0	$87.6	$154.8
Analytical Instruments	62.4	46.5	68.3	177.2
Specialty Diagnostics	—	(0.3)	14.9	14.6
Laboratory Products and Services	7.9	0.5	17.7	26.1
Corporate	—	21.2	0.7	21.9

	$101.5	$103.9	$189.2	$394.6

Life Sciences Solutions
In 2016, the Life Sciences Solutions segment recorded $154.8 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $31.2 million, including $27.2 million for sales of inventories revalued at the date of acquisition and $3.9 million to conform the accounting policies of Affymetrix with the company's accounting policies. The segment recorded $36.0 million of charges to selling, general and administrative expenses, including $33.8 million of third-party transaction and integration costs primarily related to the acquisition of Affymetrix, $4.1 million for accelerated depreciation at facilities closing due to real estate consolidation, offset in part by credits of $1.9 million from changes in estimates of contingent acquisition consideration. In addition, the segment recorded $78.1 million of cash restructuring costs, including $60.2 million of severance and related costs primarily to achieve acquisition synergies, and $17.9 million of abandoned facilities costs principally for the consolidation of facilities in the U.S. The segment also recorded $9.5 million of other costs, net, primarily for charges associated with litigation-related matters at acquired businesses.
Analytical Instruments
In 2016, the Analytical Instruments segment recorded $177.2 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $62.4 million, including $20.8 million to conform the accounting policies of FEI with the company's accounting policies and $41.6 million for the sales of inventory revalued at the date of acquisition. The segment recorded $46.5 million of charges to selling, general, and administrative expense, including $37.8 million of third-party transaction costs related to the acquisition of FEI, as well as $8.5 million of charges to conform the accounting policies of FEI with the company's accounting policies. The segment also recorded $67.7 million of cash restructuring costs primarily for severance obligations payable to former FEI executives and charges associated with abandoned facilities, including remediation and other closure costs of a manufacturing facility in the U.S.
Specialty Diagnostics
In 2016, the Specialty Diagnostics segment recorded $14.6 million of net restructuring and other charges. These costs were principally comprised of $10.0 million for charges associated with litigation-related matters and $6.3 million of cash restructuring costs for severance and other costs associated with headcount reductions and facility consolidations. The segment also recorded $1.4 million of other income, net, primarily gains on the sale of real estate, offset in part by charges for the settlement of retirement plans.
Laboratory Products and Services
In 2016, the Laboratory Products and Services segment recorded $26.1 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $7.9 million, including $6.2 million for sales of inventories revalued at the date of acquisition, and $1.7 million for accelerated depreciation at facilities closing due to real estate consolidation. The segment recorded $10.9 million of cash restructuring costs, primarily for employee severance and other costs associated with headcount reductions and facility consolidations. In addition, the segment recorded $8.3 million of charges for an increase in environmental remediation cost estimates associated with a Superfund site in the U.S., offset in part by $1.3 million of gains on the settlement of litigation.
Corporate
In 2016, the company recorded $21.9 million of restructuring and other costs, principally within selling, general, and administrative expenses, including $17.2 million of charges for product liability litigation and $4.0 million of accelerated depreciation on information systems to be abandoned due to integration synergies. The segment also recorded $1.1 million of restructuring charges for severance and other costs associated with facility consolidation at its corporate operations.
2015
During 2015, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs, Net	Total

Life Sciences Solutions	$2.0	$13.6	$64.4	$80.0
Analytical Instruments	0.1	(0.3)	26.6	26.4
Specialty Diagnostics	0.8	(0.4)	9.7	10.1
Laboratory Products and Services	6.2	6.1	12.6	24.9
Corporate	—	27.3	2.0	29.3

	$9.1	$46.3	$115.3	$170.7

The components of net restructuring and other costs by segment are as follows:
Life Sciences Solutions
In 2015, the Life Sciences Solutions segment recorded $80.0 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $2.0 million for accelerated depreciation at facilities closing due to real estate consolidation and sales of inventories revalued at the date of acquisition. The segment also recorded $13.6 million of charges to selling, general and administrative expenses, including $6.2 million of third-party transaction and integration costs related to the acquisitions of Life Technologies and Advanced Scientifics, as well as $9.1 million for accelerated depreciation at facilities closing due to real estate consolidation. These charges were partially offset by $1.7 million of income for changes in estimates of contingent consideration. In addition, the segment recorded $64.4 million of restructuring and other costs, net, $40.4 million of which were cash costs. These costs included $5.0 million of cash compensation contractually due to employees of an acquired business on the date of acquisition; $0.9 million of charges associated with a previous sale of a business; and $34.5 million of costs primarily associated with headcount reductions and facility consolidations in the U.S. and Europe, including $23.7 million for severance, $4.1 million of abandoned facility costs, and $6.7 million of other cash costs, including retention and outplacement costs. The segment also recorded $20.0 million of charges for pre-acquisition litigation related matters and $14.9 million of impairment of acquired technology in development. These costs were partially offset by a $7.6 million gain on the sale of a small product line and a $3.0 million gain on the sale of real estate.
Analytical Instruments
In 2015, the Analytical Instruments segment recorded $26.4 million of net restructuring and other charges, $22.1 million of which were cash costs primarily associated with abandoned facilities, including remediation and other closure costs, and, to a lesser extent, headcount reductions. The segment also recorded $4.5 million of non-cash expense primarily for real estate writedowns of abandoned facilities held for sale.
Specialty Diagnostics
In 2015, the Specialty Diagnostics segment recorded $10.1 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $0.8 million for accelerated depreciation at facilities closing due to real estate consolidation; $0.4 million of income to selling, general and administrative expenses for changes in estimates of contingent consideration; and $9.7 million of restructuring and other costs, net, primarily cash costs for employee severance and other costs associated with headcount reductions, as well as consolidation of facilities in the U.S. and Europe.
Laboratory Products and Services
In 2015, the Laboratory Products and Services segment recorded $24.9 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $6.2 million for sales of inventories revalued at the date of acquisition, as well as $6.1 million of charges to selling, general and administrative expenses, primarily associated with third party transaction costs related to the acquisition of Alfa Aesar. In addition, the segment recorded $7.7 million of cash restructuring costs primarily for employee severance and other costs associated with headcount reductions. The segment also recorded $4.7 million of charges primarily associated with a litigation-related matter of a divested business.
Corporate
In 2015, the company recorded $29.3 million of restructuring and other costs, principally within selling, general and administrative expenses, including $19.4 million of charges for product liability litigation and $7.9 million of accelerated depreciation on information systems to be abandoned due to integration synergies. The segment also recorded $2.0 million of cash restructuring costs primarily for severance at its corporate operations.
2014
During 2014, the company recorded net restructuring and other costs (income) by segment as follows:

(In millions)	Cost of Revenues	Selling, General and Administrative Expenses	Restructuring and Other Costs (Income), Net	Total

Life Sciences Solutions	$327.3	$122.5	$(516.4)	$(66.6)
Analytical Instruments	(0.8)	0.9	2.5	2.6
Specialty Diagnostics	0.9	1.5	17.7	20.1
Laboratory Products and Services	0.2	—	(121.0)	(120.8)
Corporate	—	5.8	19.0	24.8

	$327.6	$130.7	$(598.2)	$(139.9)

The components of net restructuring and other costs (income) by segment are as follows:
Life Sciences Solutions
In 2014, the Life Sciences Solutions segment recorded $66.6 million of other income, net of restructuring costs. The segment recorded a net gain of $760.3 million primarily from the divestiture of its sera and media, gene modulation and magnetic beads businesses (see Note 2). The gain was partially offset by restructuring and other charges including charges to cost of revenues of $327.3 million, consisting of $303.4 million of charges for sales of inventories revalued at the date of acquisition, $21.4 million of costs to conform the accounting policies of Life Technologies with the company’s accounting policies and $2.3 million of accelerated depreciation for facility consolidations. The segment also recorded charges to selling, general and administrative expenses of $122.5 million, including $100.5 million of third-party transaction and integration costs related to the acquisition of Life Technologies (Note 2), $16.2 million of costs to conform the accounting policies of Life Technologies with the company’s accounting policies, and $5.7 million for changes in estimates of contingent consideration for acquisitions. In addition, the segment recorded $232.0 million of cash restructuring costs, including $91.7 million for cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition with the remainder principally for severance obligations payable to former Life Technologies’ executives and employees as well as $5.5 million of costs related to the consolidation of various facilities primarily in the U.S. The segment also recorded a $9.3 million provision for losses on pre-acquisition litigation-related matters.
Analytical Instruments
In 2014, the Analytical Instruments segment recorded $2.6 million of net restructuring and other charges. The segment recorded a net reduction in cost of revenues of $0.8 million; $0.9 million of charges to selling, general and administrative expenses for changes in estimates of contingent consideration; and $2.5 million of other costs, net. These other costs were primarily cash costs including abandoned facility costs and other expenses associated with facility consolidations and employee severance, partially offset by $6.0 million of gains on the sale of real estate.
Specialty Diagnostics
In 2014, the Specialty Diagnostics segment recorded $20.1 million of net restructuring and other charges. The segment recorded charges to cost of revenues of $0.9 million; $1.5 million of charges to selling, general and administrative expenses for changes in estimates of contingent consideration for an acquisition; and $18.7 million of cash costs. The cash costs included $9.5 million for employee severance with the remainder principally for other costs associated with facility consolidations, including the consolidation of a facility in Europe with existing facilities in Europe and China. In addition, the segment recorded $1.0 million of income, net, primarily from a gain on the divestiture of a small business unit.
Laboratory Products and Services
In 2014, the Laboratory Products and Services segment recorded $120.8 million of other income, net of restructuring costs. The segment recorded a net gain of $133.6 million from the sale of the Cole-Parmer business (see Note 2). The gain was partially offset by restructuring and other charges including charges to cost of revenues of $0.2 million and restructuring charges, of which $7.2 million were cash costs primarily for severance and abandoned facility costs. In addition, the segment also incurred $3.8 million of charges for pension settlements.
Corporate
In 2014, the company recorded $24.8 million of net restructuring and other charges, including $5.8 million of selling, general and administrative charges associated with product liability litigation and accelerated depreciation on information systems to be abandoned due to integration synergies, and cash costs of $1.7 million for severance at its corporate operations. In addition, the segment recorded $17.3 million of expense, net, primarily from $25.6 million of charges for pension settlements in addition to a writedown to estimated disposal value of a fixed asset held for sale. These costs were partially offset by a $9.6 million gain on the sale of real estate.
The following table summarizes the cash components of the company’s restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

(In millions)	Severance	Abandonment of Excess Facilities	Other (a)	Total

Balance at December 31, 2013	$28.6	$9.4	$2.5	$40.5
Costs incurred in 2014 (c)	140.8	10.5	102.4	253.7
Reserves reversed (b)	(5.5)	(0.1)	(0.2)	(5.8)
Payments	(124.1)	(10.4)	(98.1)	(232.6)
Currency translation	(2.1)	0.4	(0.7)	(2.4)

Balance at December 31, 2014	37.7	9.8	5.9	53.4
Costs incurred in 2015 (d)	57.0	19.1	14.6	90.7
Reserves reversed (b)	(11.7)	(0.5)	(2.2)	(14.4)
Payments	(66.6)	(15.0)	(15.0)	(96.6)
Currency translation	(1.2)	(0.3)	(0.3)	(1.8)

Balance at December 31, 2015	15.2	13.1	3.0	31.3
Costs incurred in 2016 (e)	109.1	45.9	11.9	166.9
Reserves reversed (b)	(1.9)	(0.4)	(0.5)	(2.8)
Payments	(83.2)	(26.6)	(12.2)	(122.0)
Currency translation	(1.0)	(0.1)	—	(1.1)

Balance at December 31, 2016	$38.2	$31.9	$2.2	$72.3

(a)
Other includes cash charges to monetize certain equity awards held by employees of Life Technologies at the date of acquisition, relocation and moving expenses associated with facility consolidations, as well as employee retention costs which are accrued ratably over the period through which employees must work to qualify for a payment.

(b)	Represents reductions in cost of plans.

(c)
Excludes a $895.4 million net gain on the sale of businesses, principally the company’s sera and media, gene modulation and magnetic beads businesses and the Cole-Parmer business; $19.6 million of cash compensation to monetize certain equity awards held by Life Technologies’ employees at the date of acquisition that was paid by Life Technologies prior to the acquisition; $9.3 million of provision for losses on pre-acquisition litigation-related matters of Life Technologies; and an aggregate of $19.9 million of non-cash charges, net.

(d)
Excludes $24.7 million of provision for losses on litigation-related matters; $14.9 million of impairment of acquired technology in development; a $7.6 million gain on the sale of a product line; $5.0 million of cash compensation contractually due to employees of an acquired business on the date of acquisition; $0.9 million of charges associated with a previous sale of a business; and an aggregate of $1.1 million of non-cash charges, net.

(e)
Excludes $24.0 million of provision for losses on litigation-related matters; $8.3 million of provision for environmental remediation; $4.6 million of net gains on the sale of real estate; and an aggregate of $2.6 million of non-cash income, net.

The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2017; and abandoned-facility payments, over lease terms expiring through 2027.